OTHER ASSETS (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Other Assets Table Details [Abstract]
Insurance related assets	€ 499,000		€ 597,000	[1]
Deferred tax assets	188,000		194,000	[1]
Prepaid income taxes	600,000		587,000	[1]
Assets acquired through foreclosure proceedings	93,000		95,000	[1]
Brokerage auxiliary funds	5,000		3,000	[1]
Prepaid expenses	49,000		54,000	[1]
Advances to employees	12,000		8,000	[1]
Unlisted equity securities	28,000		27,000	[1]
Hellenic Deposit and Investment Guarantee Fund	485,000		478,000	[1]
Receivables from Greek State	625,000		521,000	[1]
Checks and credit card transactions under settlement	13,000		21,000	[1]
Trade and other receivables	119,000		133,000	[1]
Other	214,000		207,000	[1]
Total	2,930,000	$ 3,192	2,925,000	[1],[2]
Other Assets Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client	100
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)	30
Insurance related assets	€ 290,000		€ 307,000
Rate of Institutions total liabilities that (by Law) all financial institutions participating in HDIGFs are liable for contributions	0.09%

[1]	Information relating to restatement is disclosed in Note 43.
[2]	Please see Note 43 for information regarding the restatement